Long-term Debt - Issuance of the 8.00% 2019 and 8.30% 2022 Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Nov. 06, 2014
8.00% 2019 Notes
Long-term debt [Line Items]
Interest rate		8.00%
Proceeds from issuance of notes	$ 48,425
Maturity date	Nov. 30, 2019
Frequency of payments	quarterly in arrears on each February 15, May 15, August 15 and November 15
Issuance date	Nov. 06, 2014
Date of first required payment	Feb. 15, 2015
Face amount	$ 50,000
Redemption description	On December 11, 2017, the Company used the proceeds of the 8.30% 2022 Notes (described below) to redeem all of the 2019 Notes at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
Redemption price percentage	100.00%
8.30% 2022 Notes
Long-term debt [Line Items]
Interest rate	8.30%
Maturity date	Nov. 15, 2022
Frequency of payments	quarterly in arrears on the 15th day of February, May, August and November
Issuance date	Nov. 09, 2017
Date of first required payment	Feb. 15, 2018
Face amount	$ 50,000
Period One, From issuance until May 15, 2019 | 8.30% 2022 Notes
Long-term debt [Line Items]
Redemption description	Prior to May 15, 2019, the Company may redeem the 2022 Notes, in whole or in part, at a price equal to 100% of the principal amount plus a make-whole premium and accrued interest to the date of redemption.
Redemption price percentage	100.00%
Period Two, On or after May 15, 2019 until maturity | 8.30% 2022 Notes
Long-term debt [Line Items]
Redemption description	The Company may redeem the 2022 Notes at its option, in whole or in part, at any time after May 15, 2019, at a redemption price equal to 100% of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest
Redemption price percentage	100.00%
Certain changes in taxation | 8.30% 2022 Notes
Long-term debt [Line Items]
Redemption description	In addition, the Company may redeem the 2022 Notes in whole, but not in part, at any time at its option, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date, if certain events occur involving changes in taxation.
Redemption price percentage	100.00%